Long-term debt - Schedule of Maturities on Senior Financing (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
2019	$ 10,327
2020	9,994
2021	29,182
2022	4,388
2023 and thereafter	1,419
Long-term debt	55,310
Convertible debt
Debt Instrument [Line Items]
2019	0
2020	0
2021	17,382
2022	0
2023 and thereafter	0
Long-term debt	17,382
Other bank financing
Debt Instrument [Line Items]
2019	2,714
2020	344
2021	343
2022	343
2023 and thereafter	0
Long-term debt	3,744
Senior financing
Debt Instrument [Line Items]
2019	1,880
2020	2,009
2021	2,254
2022	2,502
2023 and thereafter	0
Long-term debt	8,645
Capital lease obligations
Debt Instrument [Line Items]
2019	499
2020	475
2021	418
2022	124
2023 and thereafter	0
Long-term debt	1,516
Secured Debt
Debt Instrument [Line Items]
2019	5,234
2020	7,166
2021	8,785
2022	1,419
2023 and thereafter	1,419
Long-term debt	$ 24,023